Impairment of Assets and Assets Held for Sale (Details) - Schedule of Assets and Liabilities Classified as Held for Sale and Computation of Impairment Loss ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Current assets:
Cash and cash equivalents	₨ 41	$ 0.6	₨ 290
Restricted cash	9	0.1	84
Accounts receivable, net	1	0.0	149
Prepaid expenses and other current assets			44
Total current assets	51	0.7	567
Restricted cash			143
Property, plant and equipment, net	96	1.3	4,576
Deferred income taxes			359
Right-of-use assets			87
Other assets			23
Total assets	147	2.0	5,755
Current liabilities:
Accounts payable	1	0.0	13
Current portion of long-term debt	66	0.9	12
Interest payable	2	0.0	91
Other liabilities	4	0.1	159
Total current liabilities	73	1.0	275
Non-current liabilities:
Long-term debt			1,939
Deferred income taxes			6
Other liabilities			59
Total liabilities	73	1.0	2,279
Net Assets	74	1.0	3,476
Fair value (D)	54	0.7	878
Impairment loss/ (reversal)* (E=C-D)	₨ 20	$ 0.3	₨ 2,598